Schedule of detailed information about classification of financial instruments (Details) - CAD ($)	May 31, 2019	May 31, 2018	May 31, 2017
Financial assets
Cash	$ 4,603,062	$ 4,817,357	$ 1,216,650
Fair value through profit or loss:
Receivables from provisional sales	129,960	217,054
Financial assets, at fair value	4,733,022	5,034,411
Financial liabilities
Accounts payable and accrued liabilities	1,126,982	333,705
Loans payable	2,798,975	8,831,653	$ 15,067
Financial liabilities, at fair value	$ 3,925,957	$ 9,165,358